SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	274,794	293,000
Granted (in shares)	48,000	54,000
Granted for dividends declared (in shares)	3,000	4,000
Forfeited (in shares)	(91,000)	(76,000)
Number, outstanding, end of fiscal year (in shares)	234,827	274,794